Premises and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Payments of lease liabilities, classified as financing activities	$ 655	$ 629
Variable Lease Payments	$ 655	$ 578
Percentage Of Variable Lease Payments To Lease Payments	49.00%	48.00%
Fixed Lease Payments	$ 671	$ 635
Variable lease payments excluded from the measurement of lease liabilities	$ 647	$ 571
Percentage Of Fixed Lease Payments To Lease Payments	51.00%	52.00%
Lease Payments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Payments of lease liabilities, classified as financing activities	$ 1,326	$ 1,213